INVESTMENTS (Summary of Available-for-Sale Securities) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Schedule of Available-for-sale Securities [Line Items]
Original Cost	$ 158,725	$ 48,527
Gross Unrealized Gain	211,623	7,023
Gross Unrealized losses	0	(3,911)
Fair Value	370,348	51,639
Color Life Service Group [Member] | Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Original Cost	3,376	13,583
Gross Unrealized Gain	1,178	7,023
Gross Unrealized losses
Fair Value	4,554	20,606
Hopefluent Group Holdings Limited [Member] | Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Original Cost	33,956	34,944
Gross Unrealized Gain	13,773
Gross Unrealized losses	0	(3,911)
Fair Value	47,729	$ 31,033
World Union [Member] | Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Original Cost	121,393
Gross Unrealized Gain	196,672
Gross Unrealized losses	0
Fair Value	$ 318,065